Contract Assets, Net and Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Contract Assets, Net and Liabilities [Abstract]
Schedule of Contract Assets Is Presented Net of Allowance for Expected Credit Loss

Contract assets is presented net of allowance for expected credit loss.

	As of December 31,	As of June 30,
	2025	2026
Contract assets	$466,917	$733,528
Less: allowance for expected credit loss	(1,200)	(1,886)
Total	$465,717	$731,642

Schedule of Movement of Contract Assets

The movement of contract assets is as follows:

	As of December 31,	As of June 30,
	2025	2026

Balance at beginning of the year/period	$1,060,590	$466,917
Additions	53,151,084	26,533,591
Reclassified to receivables due to billings	(53,744,757)	(26,266,980)
Total	$466,917	$733,528

Schedule of Movement of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	As of December 31,	As of June 30,
	2025	2026

Balance at beginning of the year/period	$(2,919)	$(1,200)
Reversal (provision)	1,719	(686)
Total	$(1,200)	$(1,886)